Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Schedule of Other Long-Term Liabilities

As at December 31 (millions of dollars)	2020	2019
Post-retirement and post-employment benefit liability (Note 20)	1,781	1,705
Pension benefit liability (Note 20)	1,660	1,125
Environmental liabilities (Note 21)	100	111
Lease obligations (Note 23)	65	66
Due to related parties (Note 29)	32	40
Derivative liabilities (Note 18)	14	—
Asset retirement obligations (Note 22)	13	10
Long-term accounts payable	5	5
Other long-term liabilities	16	11
	3,686	3,073